Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Beginning balance	$ 360,701
Addition	74,175
Reversal	(117,141)
Foreign exchange adjustment	14,599
Acquisition		360,701
Ending balance	$ 332,334	$ 360,701